SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties, current	$ 345,000		$ 225,000
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
Other payables to CEO		$ 436,158	436,158	$ 389,335
Total due to related parties, current		12,193	12,258
Total due to related parties, current		4,764,656	2,225,748
Xtribe PLC [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due to related parties		1,373,502	468,377	74,399
Short-term loans from CEO		2,980,408	1,446,508	477,538
Other payables to CEO			15,117
Payables to officer		410,746	295,746	180,746
Total due to related parties, current		4,764,656	2,225,748	732,683
Loans from CEO		1,569,139	6,466,319	4,043,636
Loans from other stockholders				1,157,520
Total due to related parties, net of current portion		1,569,139	6,466,319	5,201,157
Total		$ 6,333,795	$ 8,692,067	$ 5,933,839